Finance Receivables - Additional Information (Detail)	Mar. 31, 2023	Mar. 31, 2022
Asia [Member]
Statement [Line Items]
Finance receivables, percentage	12.00%	12.90%
North America [Member]
Statement [Line Items]
Finance receivables, percentage	56.90%	55.00%
Europe [Member]
Statement [Line Items]
Finance receivables, percentage	14.00%	13.30%
Japan [Member]
Statement [Line Items]
Finance receivables, percentage	6.30%	7.30%
Other Regions [Member]
Statement [Line Items]
Finance receivables, percentage	10.80%	11.50%